Cash Flow Reconciliations - Reconciliation of vessels arising from investing activities (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Cash flows
Additions (Note 3)		$ 13,940	$ 24,177
Return of capital expenditures		(7,465)
Cash flows		6,475	24,177
Non-cash items
Additions non-cash		(1,181)	9,568
Return of capital expenditures		(542)
Depreciation expense		(88,757)	(87,584)
Impairment loss (note 3)		(138,848)
Non-cash items		(229,328)	(78,016)
Total
Balance, at the beginning of the year	[1]	2,509,283	2,563,122
Additions		12,759	33,745
Return of capital expenditures		(8,007)
Depreciation expense		(88,757)	(87,584)
Impairment loss (note 3)		(138,848)
Balance, at the end of the year		$ 2,286,430	$ 2,509,283	[1]

[1]	Restated so as to reflect the historical financial statements of GAS-twelve Ltd. acquired on April 1, 2019 from GasLog (Note 1).